Earnings Per Common Share Applicable To Common Shareholders Of MUFG [Text Block] (Tables)	12 Months Ended
Mar. 31, 2014
Reconciliations Of Net Income (Loss) And Weighted Average Number Of Common Shares Outstanding Used For Computation Of Basic EPS To Adjusted Amounts For Computation Of Diluted EPS [Table Text Block]

	2012	2013	2014
	(in millions)
Income (Numerator):
Net income attributable to Mitsubishi UFJ Financial Group	¥416,231	¥1,069,124	¥1,015,393
Income allocable to preferred shareholders:
Cash dividends paid	(17,940)	(17,940)	(17,940)
Changes in a foreign affiliated company’s interests in its subsidiary	—	—	(3,301)

Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	398,291	1,051,184	994,152

Effect of dilutive instruments:
Stock options and restricted stock units—Morgan Stanley	—	(336)	(1,875)
Convertible preferred stock—Mitsubishi UFJ Merrill Lynch PB Securities Co., Ltd.	(589)	—	—

Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group and assumed conversions	¥397,702	¥1,050,848	¥992,277

	2012	2013	2014
	(thousands of shares)
Shares (Denominator):
Weighted average common shares outstanding	14,140,136	14,148,060	14,158,698
Effect of dilutive instruments:
Convertible preferred stock	1	1	1
Stock options	16,683	21,019	21,381

Weighted average common shares for diluted computation	14,156,820	14,169,080	14,180,080

	2012	2013	2014
	(in yen)
Earnings per common share applicable to common shareholders of Mitsubishi UFJ Financial Group:
Basic earnings per common share:
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	¥28.17	¥74.30	¥70.21

Diluted earnings per common share:
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	¥28.09	¥74.16	¥69.98